Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Loss for the year	$ (1,027)	$ (1,782)	$ (1,348)
Adjustments to reconcile net income (loss) to net cash used in operating activities (a)	(591)	1,075	447
Net cash used in operating activities	(1,618)	(707)	(901)
Cash flows from investing activities:
Purchase of fixed assets	(54)
Interest from bank deposit	34	41	36
Investment in long-term deposits	(14)
Acquisition of subsidiary, consolidated for the first time (see Note 5)	(410)
Loan provided to subsidiary prior to acquisition	(400)
Net cash provided by (used in) investing activities	(844)	41	36
Cash flows from financing activities:
Loan repayment	(13)
Issuance of shares and warrants	1,460
Net cash provided by financing activities	1,447
Decrease in cash and cash equivalents	(1,015)	(666)	(865)
Losses from exchange rate differences on cash and cash equivalents	(15)	(27)	(10)
Cash and cash equivalents at beginning of year	1,401	2,094	2,969
Cash and cash equivalents at end of year	371	1,401	2,094
Income and expenses not involving operating cash flows:
Depreciation and amortization	199		1
Change in deferred taxes	(130)
Revaluation of marketable securities	(167)	1,022	1,531
Revaluation of warrants	(926)		(1,054)
Share-based payment expense	264	3	14
Finance expense	14	27	10
Interest income	(34)	(41)	(36)
Net income and expenses not involving operating cash flows	(780)	1,011	466
Changes in operating asset and liability items:
Decrease (increase) in prepaid expenses and other current assets	(58)	45	25
Decrease in trade receivables	39
Increase (decrease) in accounts payable	208	19	(44)
Net operating asset and liability	189	64	(19)
Net cash provided by (used in) operating activities	$ (591)	$ 1,075	$ 447